Derivative financial liability – current (Details Narrative) - $ / shares	1 Months Ended
	May 31, 2024	Dec. 31, 2023	Jun. 30, 2023	May 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Exercise price per ADS	$ 2.50	$ 2.20
Series GADS Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	2,359,012			838	392
Series HADS Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	3,695,218
Series EADS Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		3,000,063
Series FADS Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		3,000,063
Series DADS Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			276,689
Exercise price per ADS			$ 16.00